As filed with the Securities and Exchange Commission on May 14, 2013

Securities Act File No. 033-44782

Investment Company Act File No. 811-06515

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 34	☒

(Check appropriate box or boxes)

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact Name of Registrant as Specified in its Charter)

522 Fifth Avenue

New York, New York 10036
(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 548-7786

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036
(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Kramer Levin Naftalis & Frankel LLP	Dechert LLP
919 Third Avenue	1095 Avenue of the Americas
New York, New York 10022	New York, New York 10036 - 6797

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 13, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 31 to its Registration Statement until June 13, 2013.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940, filed on March 15, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, and State of New York, on the 14th day of May, 2013.

MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND

By:	/s/ Arthur Lev
Arthur Lev
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 33 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1)	Principal Executive Officer	President and Principal Executive Officer

By:	/s/ Arthur Lev		May 14, 2013
Arthur Lev

(2)	Principal Financial Officer	Principal Financial Officer

By:	/s/ Francis J. Smith		May 14, 2013
Francis J. Smith

(3)	Majority of the Directors

Frank L. Bowman	Michael F. Klein
Michael Bozic	Michael E. Nugent (Chairman)
Kathleen A. Dennis	W. Allen Reed
Dr. Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By:	/s/ Carl Frischling		May 14, 2013
Carl Frischling
Attorney-in-Fact

James F. Higgins

By:	/s/ Stefanie V. Chang Yu		May 14, 2013
Stefanie V. Chang Yu
Attorney-in-Fact